Income Taxes (Components of Net Deferred Tax Assets (Liabilities)) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Investments		¥ 522,197	¥ 575,974
Allowance for loan losses		178,683	225,436
Derivative financial instruments			8,719
Net operating loss carryforwards	[1]	341,572	392,363
Other		170,414	197,335
Deferred Tax Assets, Gross, Total		1,212,866	1,399,827
Valuation allowance		(339,922)	(388,551)	¥ (443,847)	¥ (584,665)
Deferred tax assets, net of valuation allowance		872,944	1,011,276
Deferred tax liabilities:
Available-for-sale securities		710,497	909,744
Prepaid pension cost and accrued pension liabilities		174,959	218,124
Derivative financial instruments		56,877
Trading securities		23,154	39,056
Undistributed earnings of subsidiaries		11,944	28,056
Premises and equipment		1,033	2,614
Other		38,990	49,717
Deferred tax liabilities		1,017,454	1,247,311
Net deferred tax assets (liabilities)		¥ (144,510)	¥ (236,035)

[1]	The amount includes ¥281,403 million and ¥268,544 million related to MHFG's net operating loss carryforwards resulting mainly from intercompany capital transactions as of March 31, 2015 and 2016, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.